NOTE 7. Components of the net investment in direct financing and sales-type leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Minimum lease payments receivable	$ 58,976
Less: Allowance for doubtful accounts	(590)
Net minimum lease payments receivable	58,386
Less: unearned interest income	(1,411)
Short-term net investment in sales-type leases	$ 56,975	$ 390,099